Summary of significant accounting policies - Intangible assets (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Summary of significant accounting policies
Carrying amount	$ 37
Trademarks of GFS
Summary of significant accounting policies
Useful lives ( in years)	10 years
Service Contracts of GFS
Summary of significant accounting policies
Useful lives ( in years)	1 year
Non-competition agreements of Apiguru
Summary of significant accounting policies
Useful lives ( in years)	3 years
Customer relationship of Riches Holdings
Summary of significant accounting policies
Useful lives ( in years)	10 years